NEWBUILDINGS - Narrative (Details) $ in Millions	Oct. 18, 2024 USD ($) vessel	Jun. 28, 2023 vessel	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Property, Plant and Equipment [Line Items]
Newbuildings, number of vessels contracted | vessel		2
Newbuildings, number of vessels delivered | vessel	1
Remaining estimated total commitments | $			$ 135.4	$ 289.9
Newbuilds | Kool Tiger
Property, Plant and Equipment [Line Items]
Property, plant, and equipment, gross | $	$ 237.9